GOODWILL AND INTANGIBLE ASSETS, NET (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Amortization expense	$ 1,758	$ 2,343	$ 1,158
Goodwill	10,095	9,771
Amortization expenses from continuing operations	$ 1,758
Adjupharm GmbH ("Adjupharm") [Member]
Disclosure of subsidiaries [line items]
Goodwill impairment			$ 275
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of subsidiaries [line items]
Pre-tax discount rate of cash flows	17.50%
Fixed growth rate	2.00%
Goodwill		107,854
Intangible assets impairment		$ 3,067